SHARE CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Millions				1 Months Ended			12 Months Ended
	Jan. 27, 2022 shares	Aug. 19, 2021 shares	Mar. 01, 2021 shares	Apr. 30, 2021 USD ($) $ / shares shares	Aug. 31, 2020 CNY (¥) shares	Jun. 30, 2020 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 Vote $ / shares	Dec. 31, 2021 $ / shares	Oct. 31, 2019 $ / shares
SHARE CAPITAL
Proceeds from issuance of stock | ¥							¥ (131)	¥ 2,680,421
Percentage of total principal amount converted								23.70%		42.30%
Shares issued to depositary bank (in shares)							7,800,000
Public offering
SHARE CAPITAL
Proceeds from issuance of stock | ¥					¥ 2,680,421
Tuspark Innovation
SHARE CAPITAL
Aggregate Purchase price | $				$ 260.0
Number of shares converted from Class B to Class A				62,418,897
Sunrise Corporate Holding Ltd
SHARE CAPITAL
Number of shares converted from Class B to Class A		4,100,000
Class A Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote									1
Issuance of new shares (in shares)						150,000	16,680,000
Number of shares issued upon conversion							42,401,010	23,710,140
Shares issued to depositary bank (in shares)							7,800,000
Convertible Preferred Stock, Shares Issued upon Conversion			54,507,816
Number of convertible preferred stock, shares converted			150,000
Total issuance for converted preferred stock			54,507,816
Class A Ordinary Shares | Convertible Notes Payable
SHARE CAPITAL
Issuance of new shares (in shares)						150,000
Class A Ordinary Shares | Public offering
SHARE CAPITAL
Issuance of new shares (in shares)					117,300,000
Class A Ordinary Shares | Over allotment option
SHARE CAPITAL
Issuance of new shares (in shares)					15,300,000
Class A Ordinary Shares | Tuspark Innovation
SHARE CAPITAL
Share repurchase price | $ / shares				$ 5.346
Class B Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote									10
Conversion share ratio									1
Class B Ordinary Shares | Tuspark Innovation
SHARE CAPITAL
Number of shares repurchased and cancelled				48,634,493
Ordinary shares repurchased				48,634,493
Class C Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote									1
American Depository Shares
SHARE CAPITAL
Conversion price (in dollars per share) | $ / shares									$ 12	$ 12	$ 54.47
American Depository Shares | Public offering
SHARE CAPITAL
Issuance of new shares (in shares)					19,550,000
American Depository Shares | Over allotment option
SHARE CAPITAL
Issuance of new shares (in shares)					2,550,000
American Depository Shares | Tuspark Innovation
SHARE CAPITAL
Share repurchase price | $ / shares				$ 32.076
Series A Perpetual Convertible Preferred Shares
SHARE CAPITAL
Total issuance for converted preferred stock	300,000